SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average assumptions:
Risk-free interest rate	1.88%	1.66%	0.67%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)	3 years 5 months 16 days	1 year 10 months 25 days	2 years 3 months 15 days
Expected stock price volatility	61.47%	65.69%	72.66%
Stock options [Member]
Weighted average assumptions:
Risk-free interest rate	2.25%	1.80%	0.69%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)	5 years	5 years	5 years
Expected stock price volatility	60.26%	68.24%	65.13%
Weighted average fair value at grant date	$ 0.53	$ 1.14	$ 1.60